Business Segment Information (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 274,035	$ 1,131,657	$ 1,629,100
Cayman Islands
Disclosure of operating segments [line items]
Revenue	0	0	0
Canada
Disclosure of operating segments [line items]
Revenue	19,595	28,328	77,199
Germany
Disclosure of operating segments [line items]
Revenue	122,643	280,552	473,835
Africa
Disclosure of operating segments [line items]
Revenue	4,283	32,519	26,376
Americas
Disclosure of operating segments [line items]
Revenue	22,446	256,598	309,217
Asia
Disclosure of operating segments [line items]
Revenue	14,894	113,821	176,766
Europe
Disclosure of operating segments [line items]
Revenue	90,174	419,839	564,669
Other
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 1,038